INVESTMENTS IN DEBT AND EQUITY SECURITIES (Shares) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	$ 19,374	$ 61,326	$ 73,929
Equity Securities pledged to creditors	9,006	43,775
Common stock - Frontline Ltd
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	9,007	43,775
Equity Securities pledged to creditors	9,000	43,800
Common stock - NorAm Drilling
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	1,484	4,326
Common Stock, ADS
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	$ 8,883	$ 13,225